Note 9 - Payroll and Related Benefits - Schedule of Payroll and Related Benefits (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Wages and salaries	R$ 4,162.6	R$ 3,736.5	R$ 3,700.6
Social security contributions	1,016.0	851.8	822.9
Other personnel costs	1,076.1	836.9	764.9
Increase in liabilities for defined benefit plans	178.2	131.2	147.7
Share-based payments	391.5	223.1	219.2
Contributions to defined contribution plans	74.1	61.1	29.7
Total	R$ 6,898.5	R$ 5,840.6	R$ 5,685.0